13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Other Than Goodwill
Summary of intangible assets
	As of December 31,	As of December 31,
	2018	2017
Description of classes of intangible assets	ThCh$	ThCh$

Intangible assets, net	47,719,373	43,426,623
Finite life intangible assets, net	8,074,505	18,083,654
Brands, net	28,810,403	15,533,324
Water rights, net	10,780,405	9,755,585
Easements, net	54,060	54,060

Identifiable intangible assets, net	47,719,373	43,426,623
Patents, trademarks and other rights, net	44,708,061	40,281,203
Computer software, net	3,011,312	3,145,420

Identifiable intangible assets, gross	62,642,536	57,244,405
Patents, trademarks and other rights, gross	48,721,303	43,909,217
Computer software, gross	13,921,233	13,335,188

Accumulated amortization and impairment, intangible assets, total	(14,923,163)	(13,817,782)
Patents, trademarks and other rights	(4,013,242)	(3,628,014)
Computer software	(10,909,921)	(10,189,768)

Changes in identifiable intangible assets
	Patents,	Computer	Identifiable
	trademarks and	software,	intangible assets,
	other rights, net	net	net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Opening balance	40,281,203	3,145,420	43,426,623
Changes:
Additions	1,540,842	571,053	2,111,895
Effect of translation in foreign subsidiaries	3,304,129	80,852	3,384,981
Withdrawals	(32,885)	(65,860)	(98,745)
Amortization	(385,228)	(720,153)	(1,105,381)
Total changes	4,426,858	(134,108)	4,292,750
Closing balance as of December 31, 2018	44,708,061	3,011,312	47,719,373

	Patents,	Computer	Identifiable
	trademarks and	software,	intangible assets,
	other rights, net	net	net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Opening balance	37,709,777	2,937,938	40,647,715
Changes:
Additions	5,198,154	897,339	6,095,493
Effect of translation in foreign subsidiaries	(1,720,256)	(9,271)	(1,729,527)
Withdrawals	(478,296)	—	(478,296)
Amortization	(428,176)	(680,586)	(1,108,762)
Total changes	2,571,426	207,482	2,778,908
Closing balance as of December 31, 2017	40,281,203	3,145,420	43,426,623